Revenue, Properties and Outsourcing Assets by Geographic Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues, total	$ 3,706.4	$ 3,853.8	$ 4,019.6
Properties, net	176.4	191.3	219.7
Outsourcing assets, net	126.3	137.9	162.3
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,455.0	1,577.9	1,733.1
Properties, net	112.7	127.1	142.8
Outsourcing assets, net	67.1	61.5	69.6
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	496.9	408.7	426.2
Properties, net	23.1	22.1	23.1
Outsourcing assets, net	30.3	37.3	31.9
Other Foreign
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,754.5	1,867.2	1,860.3
Properties, net	40.6	42.1	53.8
Outsourcing assets, net	$ 28.9	$ 39.1	$ 60.8